Impairment of goodwill and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Goodwill Acquired Through Business Combinations Allocated to CGUs for Impairment Testing	Goodwill acquired through business combinations has been allocated to CGUs for impairment testing as follows (before impairment write-downs):

		Goodwill
Cash generating units	Segment	December 31, 2019	December 31, 2018
Yakutugol	Mining	13,399	13,399
Kuzbass Power Sales Company	Power	1,026	1,026
Port Posiet	Mining	756	756
Chelyabinsk Metallurgical Plant	Steel	589	646
Southern Kuzbass Coal Company	Mining	143	143
Port Temryuk	Mining	69	69
Southern Kuzbass Power Plant	Power	—	2,382

Total		15,982	18,421

Summary of Inflation and Discount Rates, Range of Discount Rates, Estimated for Each Year for Forecasted Period	Inflation and discount rates, range of discount rates, estimated for each year for the forecasted period, were as follows:

	Forecast period, years
For the year ended December 31, 2018	2019	2020	2021	2022	2023
Inflation rate in Russia	5.0%	4.3%	3.8%	4.0%	4.0%
Inflation rate in European countries	3.3%	3.3%	3.1%	3.1%	3.0%
Pre-tax discount rate, %	11.10%-23.60%	11.10%-23.60%	11.10%-23.60%	11.10%-23.60%	11.10%-23.60%

For the year ended December 31, 2019	2020	2021	2022	2023	2024
Inflation rate in Russia	3.7%	3.4%	3.8%	3.8%	3.8%
Inflation rate in European countries	3.1%	2.7%	2.8%	2.8%	2.9%
Pre-tax discount rate, %	10.0%-14.9%	10.0%-14.9%	10.0%-14.9%	10.0%-14.9%	10.0%-14.9%

Summary of Carrying Value of Individual Items of Assets
According to the results of the impairment analysis of goodwill, an impairment loss as of December 31, 2019 was recognised in the following CGU:

Cash generating units	Impairment loss on goodwill at December 31, 2019
Yakutugol	3,139

Total	3,139

According to the results of the impairment analysis of goodwill, an impairment loss as of December 31, 2018 was recognised in the following CGU:

Cash generating units	Impairment loss on goodwill at December 31, 2018
Southern Kuzbass Power Plant (SKPP)	2,382

Total	2,382

Non-current assets [member]
Statement [LineItems]
Summary of Carrying Value of Individual Items of Assets
According to the results of the impairment analysis, impairment of non-current assets was identified for the following CGUs as of December 31, 2019:

Cash generating units	Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2019
Bratsk Ferroalloy Plant (BFP)	727
Korshunov Mining Plant (KMP)	549

Total	1,276

According to the results of the impairment analysis, reversal of previously recognised impairment loss of non-current assets was identified for the following CGUs as of December 31, 2019:

Cash generating units	Gain from reversal of previously recognised impairment loss on non-current assets at December 31, 2019
Izhstal	2,611

Total	2,611

According to the results of the impairment analysis, impairment of non-current assets was identified for the following CGUs as of December 31, 2018:

Cash generating units	Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2018
Korshunov Mining Plant (KMP)	1,151
Izhstal	781
Southern Kuzbass Power Plant (SKPP)	337

Total	2,269

Non-current assets individually impaired [member]
Statement [LineItems]
Summary of Carrying Value of Individual Items of Assets
Carrying value of individual items of the non-current assets for the respective entities including the underground mining workings at SKCC was impaired due to changes in the Group’s management plans to invest funds into the ongoing construction projects and, as a result, the inability of these assets to generate future economic benefits in the current market conditions:

Subsidiaries	Impairment loss on non-current assets identified for individual items of assets at December 31, 2018
Southern Kuzbass Coal Company (SKCC)	2,533
Other	38

Total	2,571

According to the results of the impairment analysis, impairment of non-current assets was identified for the following CGUs as of December 31, 2017:

Cash generating units	Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2017
Korshunov Mining Plant (KMP)	2,271
Izhstal	2,130
Bratsk Ferroalloy Plant (BFP)	151

Total	4,552

The carrying value of individual items of the non-current assets for the respective entity was impaired due to the decline by the regulatory authorities to extend the term of mineral license for exploration and extraction:

Subsidiaries	Impairment loss on non-current assets identified for individual items of assets at December 31, 2017
Southern Kuzbass Coal Company (SKCC)	1,529

Total	1,529